Sales revenues (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Sales Revenues

	Reclassified
	2018	2017	2016
Diesel	23,450	19,642	21,390
Diesel subsidy (note 19.1.1)	1,415	-	-
Gasoline	11,690	12,231	12,511
Liquefied petroleum gas	4,490	3,999	3,083
Jet fuel	4,208	3,264	2,673
Naphtha	2,455	2,637	2,472
Fuel oil (including bunker fuel)	1,233	1,419	1,044
Other oil products	3,769	3,258	2,845
Subtotal oil products	52,710	46,450	46,018
Natural gas	5,425	5,001	3,810
Ethanol, nitrogen products and renewables	366	3,498	3,278
Breakage	687	-	-
Electricity	2,027	3,616	1,939
Services and others	1,370	1,223	1,203
Domestic market	62,585	59,788	56,248
Exports	15,413	12,677	8,114
Sales abroad (*)	6,640	5,419	8,064
Foreign market	22,053	18,096	16,178
Sales revenues (**)	84,638	77,884	72,426

(*) Sales revenues from operations outside of Brazil, including trading and excluding exports.

(**) Sales revenues by business segment are set out in note 30.

Summary of Remaining Performance Obligations
25.3.	Remaining performance obligations

The company has current sales contracts with original expected duration of more than 1 year, in which volumes of goods or services for future sales are determined with their respective payment terms.

The estimated remaining values of these contracts at the end of 2018 presented below are based on volumes of goods and services for future sales, as well as prices prevailing at December 31, 2018 or practiced in recent sales when they reflect the more directly observable information:

	Total	Expected recognition within 1 year
Domestic market
Gasoline	60,589	10,128
Diesel	44,452	10,292
Natural gas	27,370	7,470
Services and others	9,226	1,470
Ethanol, nitrogen products and renewables	8,507	1,071
Naphtha	6,732	3,366
Electricity	5,255	1,021
Other oil products	4,881	453
Jet fuel	936	935
Foreign market
Exports	33,745	4,118
Sales abroad	313	26
Total	202,006	40,350